Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Impairment related to long lived assets or goodwill	$ 0	$ 0